RESTATEMENT AND RECLASSIFICATIONS - Summary of Accounts Receivable, Net Restatement Adjustments (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total accounts receivable, net adjustments			$ 18,738
Loss on write-off of loan receivable	$ 0	$ 0	2,555	$ 0
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total accounts receivable, net adjustments			(44,629)
Loss on write-off of loan receivable			2,555
Misstatement of Revenue Recognition Timing | Restatement Adjustments | SA Distributor
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total accounts receivable, net adjustments			(24,821)
Misstatement of Revenue Recognition Timing and Payments Recorded for Services | Restatement Adjustments | Physician Channel Provider
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total accounts receivable, net adjustments			(14,796)
Misstatement of Loss On Forgiveness of Uncollectible Loan Receivable | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total accounts receivable, net adjustments			(2,500)
Loss on write-off of loan receivable			2,600
Other adjustments | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total accounts receivable, net adjustments			$ (2,512)